October 1, 2009

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Evergreen Municipal Trust (the "Trust")

Evergreen High Income Municipal Bond Fund

Evergreen Municipal Bond Fund

Evergreen Short-Intermediate Municipal Bond Fund

Evergreen Strategic Municipal Bond Fund (the “Funds”)

No. 333-36033/811-08367

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds' prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 62 to Registration Statement No. 333-36033/811-08367) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on September 25, 2009.

If you have any questions or would like further information, please call me at (617) 210-3676.

Very truly yours,

Evergreen Municipal Trust

By: /s/ Catherine F. Kennedy

Catherine F. Kennedy

Assistant Secretary